Earnings per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2019
Profit or loss [abstract]
Computation of Weighted Average Number of Shares

The following reflects the income and share data used in the basic and diluted earnings per share computations:

Computation of weighted average number of shares

For the year ended March 31,	2017	2018	2019
Weighted average number of ordinary shares for basic earnings per share	2,964,333,584	3,709,778,760	3,705,502,141
Effect of dilution:
Potential ordinary shares relating to share option awards	1,227,287	7,687,551	15,947,492

Adjusted weighted average number of ordinary shares for diluted earnings per share	2,965,560,871	3,717,466,311	3,721,449,633

Computation of Basic and Diluted Earnings per Share

Computation of basic and diluted earnings per share

Basic earnings per share:

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million except EPS data)	(₹ in million except EPS data)	(₹ in million except EPS data)	(US dollars in million except EPS data)
Profit for the year attributable to equity holders of the parent	55,033	14,080	49,775	720
Weighted average number of ordinary shares for basic earnings per share	2,964,333,584	3,709,778,760	3,705,502,141	3,705,502,141

Earnings per share	18.57	3.80	13.43	0.19

Diluted earnings per share:

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million except EPS data)	(₹ in million except EPS data)	(₹ in million except EPS data)	(US dollars in million except EPS data)
Profit / (loss) for the year attributable to equity holders of the parent	55,033	14,080	49,775	720
Adjusted weighted average number of ordinary shares for diluted earnings per share*	2,965,560,871	3,717,466,311	3,721,449,633	3,721,449,633

Earnings per share	18.56	3.79	13.38	0.19

*	After excluding the impact of treasury shares